Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Tables] [Abstract]
Designated as accounting hedges; interest rate, FX and combinations
Fair Value Effect on the Financial Statements (In millions)
	Other Long-Term Investments		Accounts Payable, Accrued Expenses and Other Liabilities		Gain (Loss) Recognized in Other Comprehensive Income (1)
	As of December 31,		As of December 31,		For the years ended December 31,
Instrument	2011	2010	2011	2010	2011	2010
Interest rate swaps	$7	$10	$-	$-	$(3)	$2
Foreign currency swaps	3	6	19	20	(1)	10
Combination interest rate and foreign currency swaps	-	-	11	12	1	(7)
Total	$10	$16	$30	$32	$(3)	$5

(1) Other comprehensive income for foreign currency swaps excludes amounts required to adjust future policy benefits for the run-off settlement annuity business.

Designated as accounting hedges; interest rate, FX and combinations, notional

	Notional Amount (In millions)
	As of December 31,
Instrument	2011	2010
Interest rate swaps	$134	$153
Foreign currency swaps	134	159
Combination interest rate and foreign currency swaps	64	64
Total	$332	$376

Not designated as accounting hedges; futures
Fair Value Effect on the Financial Statements (In millions)
	Other Revenues
	For the years ended December 31,
	2011	2010
Equity and currency futures for GMDB exposures	$(45)	$(157)
Equity and currency futures for GMIB exposures	4
Total equity and currency futures	$(41)	$(157)

Not designated as accounting hedges; interest rate swaps and futures
	Other assets, including other intangibles	Other Revenues
	As of December 31,	For the year ended December 31,
	2011	2011
Interest rate swaps	$33	$39
Interest rate futures (1)	-	(2)
Total interest rate swaps and futures	$33	$37

	Interest rate derivatives for GMDB exposures	$31
	Interest rate derivatives for GMIB exposures	6
	Total interest rate swaps and futures	$37

(1) Balance sheet presentation of amounts receivable or payable relating to futures daily variation margin are not fair values and are excluded from this table.

Not designated as accounting hedges; GMIB written and purchased options
Fair Value Effect on the Financial Statements (In millions)
	Other Assets, including other intangibles		Accounts Payable, Accrued Expenses and Other Liabilities		GMIB Fair Value (Gain) Loss
	As of December 31,		As of December 31,		For the years ended December 31,
Instrument	2011	2010	2011	2010	2011	2010
Written options (GMIB liability)			$1,333	$903	$504	$112
Purchased options (GMIB asset)	$712	$480			(270)	(57)
Total	$712	$480	$1,333	$903	$234	$55